[EATON VANCE LOGO]
INVESTING FOR THE 21ST CENTURY.                               [GRAPHIC OF GLOBE]



SEMIANNUAL REPORT APRIL 30, 2001



[GRAPHIC OF MONEY]                EATON VANCE
                                   STRATEGIC
                                    INCOME
                                     FUND



[GRAPHIC OF BUILDING]

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

[PHOTO OF MARK S.VENEZIA]
Portfolio Manager

THE GLOBAL BOND MARKETS

- The six months ended April 30, 2001 saw the U.S. Treasury bond market rally strongly. In response to declining corporate profits and sluggish employment, the Federal Reserve has reversed its previous tight monetary policy, cutting its Federal Funds rate by 250 basis points (2.5%) since January alone.

- In sharp contrast, the high-yield market registered a sharp decline. A slower economy, rising default rates and concerns over market liquidity contributed to the market's poor performance. Credit spreads - the yield differential between high-yield bonds and Treasuries - remained at their highest level in eight years.

- Emerging markets in Latin America and Asia also struggled. The economic reform movement in selected Latin American countries appeared to lose some momentum. Meanwhile, Asia was hurt by lower exports of technology products to the U.S.

THE FUND
--------------------------------------------------------------------------------

     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 2.15% during the six months ended April 30, 2001.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.13 on April 30, 2001 from $8.36 on October 31, 2000, and the reinvestment of $0.410 in dividend income.

- The Fund's Class B shares had a total return of 1.78% during the six months ended April 30, 2001.(1) This return resulted from a decrease in net asset value per share (NAV) to $7.70 on April 30, 2001 from $7.91 on October 31, 2000 and the reinvestment of $0.352 in dividend income.

- The Fund's Class C shares had a total return of 1.73% during the six months ended April 30, 2001.(1) This return resulted from a decrease in NAV to $9.72 on April 30, 2001 from $9.99 on October 31, 2000 and the reinvestment of $0.444 in dividend income.

     RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio benefited from a somewhat longer average duration - a measure of sensitivity to interest rate changes - and the strong performance of its U.S. government agency bonds and mortgage-backed securities. As interest rates trended lower, investors were increasingly drawn to higher credit quality.

- The Portfolio's U.S. investment-grade corporate bonds also fared well, led by defensive sectors, including electric utility Baltimore Gas & Electric, personal care product giant Proctor & Gamble and lenders Commercial Credit Co. and Beneficial Corp.

- The Portfolio's U.S. high-yield corporate investments performed poorly. The woes of the telecom sector weighed heavily on the high-yield market, as overcapacity, fierce competition, sharply falling revenues and a shortage of capital contributed to the industry's deteriorating fundamentals.

- In Asia, the Portfolio pared its exposure to corporate bonds. Asia's export-oriented economies were negatively impacted by the slower U.S. economy, resulting in slower domestic demand. Taiwan's Macronix International Ltd. was a rare exception. The company's specialty semiconductors have enjoyed continuing demand and generated strong revenue growth.

- In Latin America, the Portfolio slightly increased its investments in Brazil, which has remained the strongest and most reform-minded economy in the region. The Portfolio remained selective in Argentina, which suffered from a strained financial system. The Portfolio exited its position in Ecuador, where a recalcitrant leftist government has backtracked on economic reforms.

- In Eastern Europe, the Portfolio maintained positions in Russia and Bulgaria. While Russia has benefited from rising oil and gas prices, the Putin government has tightened its fiscal policy, producing higher tax revenues. Meanwhile, the Portfolio reduced its investments in Poland, which has been plagued by a rising budget deficit.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF APRIL 30, 2001

PERFORMANCE(2)                                      CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------
One Year                                             -0.17%      -0.92%      -1.05%
Five Years                                             N.A.       5.60        5.45
Ten Years                                              N.A.       5.44        N.A.
Life of Fund+                                         3.04        5.62        6.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------
One Year                                             -4.93%      -5.46%      -1.96%
Five Years                                             N.A.       5.32         5.45
Ten Years                                              N.A.       5.44          N.A.
Life of Fund+                                         1.51        5.62         6.84

+  Inception Dates - Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

REGIONAL WEIGHTINGS(3)
--------------------------------------------------------------------------------

U.S. Investment Grade            55.0%
U.S. High Yield                  27.0%
Asia                              7.0%
Latin America                     6.0%
Europe                            5.0%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. (2) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; One-year SEC return for Class C reflects a 1% CDSC. (3) By total investments - Weightings reflect the Fund's investment in Strategic Income Portfolio (holdings described beginning on page 11) and a 4.0% investment in High Income Portfolio. Because the Portfolio is actively managed, Regional Weightings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investment in Strategic Income
   Portfolio, at value
   (identified cost, $172,865,373)        $162,009,914
Investment in High Income Portfolio, at
   value
   (identified cost, $62,365,485)           52,855,916
Receivable for Fund shares sold                519,798
------------------------------------------------------
TOTAL ASSETS                              $215,385,628
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $    912,109
Payable for Fund shares redeemed               306,333
Payable to affiliate for service fees           42,193
Payable to affiliate for Trustees' fees            515
Accrued expenses                                95,151
------------------------------------------------------
TOTAL LIABILITIES                         $  1,356,301
------------------------------------------------------
NET ASSETS                                $214,029,327
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $257,370,035
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (22,708,643)
Accumulated distributions in excess of
   net investment income                      (267,037)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (20,365,028)
------------------------------------------------------
TOTAL                                     $214,029,327
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 11,720,935
SHARES OUTSTANDING                           1,442,097
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.13
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.13)       $       8.54
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $157,588,389
SHARES OUTSTANDING                          20,478,731
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.70
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 44,720,003
SHARES OUTSTANDING                           4,600,412
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.72
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolios        $10,420,972
Dividends allocated from Portfolios           379,754
Expenses allocated from Portfolios           (806,079)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $ 9,994,647
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,212
Distribution and service fees                      --
   Class A                                     13,309
   Class B                                    774,536
   Class C                                    213,320
Transfer and dividend disbursing
   agent fees                                 106,795
Registration fees                              22,174
Printing and postage                           16,057
Legal and accounting services                  14,581
Custodian fee                                  10,865
Miscellaneous                                  18,606
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,192,455
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 8,802,192
-----------------------------------------------------

Realized and Unrealized Gain
(Loss) from Portfolios
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,173,797)
   Financial futures contracts                600,864
   Interest rate swap contracts              (197,993)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   560,699
-----------------------------------------------------
NET REALIZED LOSS                         $(4,210,227)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,377,731)
   Financial futures contracts               (187,050)
   Interest rate swap contracts               343,706
   Foreign currency and forward foreign
      currency exchange contracts              21,206
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(1,199,869)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,410,096)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,392,096
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      8,802,192  $     16,166,804
   Net realized gain (loss)                     (4,210,227)          511,410
   Net change in unrealized
      appreciation (depreciation)               (1,199,869)      (16,944,725)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      3,392,096  $       (266,511)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (489,438) $       (775,997)
      Class B                                   (6,951,215)      (13,468,477)
      Class C                                   (1,793,805)       (2,905,217)
   In excess of net investment income
      Class A                                      (37,421)          (26,975)
      Class C                                     (105,023)          (67,939)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (9,376,902) $    (17,244,605)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      4,905,191  $      6,080,796
      Class B                                   23,184,314        34,784,887
      Class C                                    8,519,671        17,813,994
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      309,052           510,911
      Class B                                    2,159,865         4,354,473
      Class C                                      952,883         1,499,440
   Cost of shares redeemed
      Class A                                   (3,478,014)       (1,440,195)
      Class B                                  (15,891,542)      (28,998,451)
      Class C                                   (3,555,049)       (6,887,535)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     17,106,371  $     27,718,320
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     11,121,565  $     10,207,204
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    202,907,762  $    192,700,558
----------------------------------------------------------------------------
AT END OF PERIOD                          $    214,029,327  $    202,907,762
----------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (267,037) $        307,673
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                  ----------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      --------------------------------------
                                  (UNAUDITED)(1)        2000        1999(1)        1998(2)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.360         $ 9.110       $ 9.220        $10.000
--------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------
Net investment income                 $ 0.381         $ 0.795       $ 0.852        $ 0.668
Net realized and unrealized
   loss                                (0.201)         (0.698)       (0.095)        (0.767)
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.180         $ 0.097       $ 0.757        $(0.099)
--------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------
From net investment income            $(0.381)        $(0.819)      $(0.819)       $(0.654)
In excess of net investment
   income                              (0.029)         (0.028)           --         (0.027)
Tax return of capital                      --              --        (0.048)            --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.410)        $(0.847)      $(0.867)       $(0.681)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.130         $ 8.360       $ 9.110        $ 9.220
--------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          2.15%           0.88%         8.40%         (1.29)%
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,721         $10,350       $ 6,050        $ 2,009
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.21%(5)        1.19%         1.08%          1.03%(5)
   Net investment income                 9.19%(5)        8.83%         9.20%          8.44%(5)
Portfolio Turnover of
   Strategic Income Portfolio              26%             49%           47%            71%
--------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, January 23, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      ---------------------------------------------------------------
                                  (UNAUDITED)(1)        2000         1999(1)        1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  7.910        $  8.610      $  8.720      $  9.470     $  9.310     $  8.500
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.329        $  0.674      $  0.731      $  0.684     $  0.657     $  0.655
Net realized and unrealized
   gain (loss)                          (0.187)         (0.651)       (0.105)       (0.686)       0.288        0.858
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.142        $  0.023      $  0.626      $ (0.002)    $  0.945     $  1.513
---------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.352)       $ (0.723)     $ (0.688)     $ (0.748)    $ (0.657)    $ (0.655)
In excess of net investment
   income                                   --              --            --            --       (0.128)      (0.048)
Tax return of capital                       --              --        (0.048)           --           --           --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.352)       $ (0.723)     $ (0.736)     $ (0.748)    $ (0.785)    $ (0.703)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.700        $  7.910      $  8.610      $  8.720     $  9.470     $  9.310
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           1.78%           0.07%         7.32%        (0.20)%      10.44%       18.48%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $157,588        $152,535      $155,768      $138,495     $130,596     $129,671
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.96%(4)        1.98%         1.96%         1.96%        2.08%        2.17%
   Net investment income                  8.42%(4)        7.99%         8.31%         7.40%        6.91%        7.38%
Portfolio Turnover of
   Strategic Income Portfolio               26%             49%           47%           71%          77%          71%
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolios' allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS C
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      -----------------------------------
                                  (UNAUDITED)(1)        2000        1999(1)        1998
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.990         $10.870       $11.010      $11.950
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                 $ 0.416         $ 0.850       $ 0.912      $ 0.869
Net realized and unrealized
   loss                                (0.245)         (0.826)       (0.132)      (0.872)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.171         $ 0.024       $ 0.780      $(0.003)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income            $(0.416)        $(0.883)      $(0.872)     $(0.884)
In excess of net investment
   income                              (0.025)         (0.021)           --       (0.053)
Tax return of capital                      --              --        (0.048)          --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.441)        $(0.904)      $(0.920)     $(0.937)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.720         $ 9.990       $10.870      $11.010
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.73%           0.02%         7.23%       (0.15)%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $44,720         $40,023       $30,882      $19,518
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.96%(4)        2.00%         2.03%        2.03%
   Net investment income                 8.40%(4)        7.94%         8.22%        7.37%
Portfolio Turnover of
   Strategic Income Portfolio              26%             49%           47%          71%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolios' allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Strategic Income Portfolio and High Income Portfolio (the Portfolios), New York trusts which have investment objectives consistent with that of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio and the High Income Portfolio (99.9% and 4.0% at April 30, 2001, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Strategic Income
   Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Other investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2000, the Fund, for Federal income tax purposes, had a capital loss carryover of $18,037,683, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2002 ($3,507,409), October 31, 2003 ($4,613,119), October 31,
   2006 ($1,984,147) and October 31, 2007 ($7,933,008). Capital loss carryovers utilized during the year ended October 31, 2000 were $967,769.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                              587,300           676,661
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        37,167            57,597
    Redemptions                                       (420,352)         (160,724)
    ----------------------------------------------------------------------------
    NET INCREASE                                       204,115           573,534
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            2,935,306         4,097,293
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       274,509           516,598
    Redemptions                                     (2,015,717)       (3,415,961)
    ----------------------------------------------------------------------------
    NET INCREASE                                     1,194,098         1,197,930
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                              854,774         1,664,127
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        95,953           140,922
    Redemptions                                       (357,110)         (639,130)
    ----------------------------------------------------------------------------
    NET INCREASE                                       593,617         1,165,919
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations (see Note 5). The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,654 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2001.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD, amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 2001, the Fund paid or accrued $580,902 and $159,990, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $27,638,000 and $4,016,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for the fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales and commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2001 amounted to $13,309, $193,634, and $53,330 for Class A, Class B, and Class C shares, respectively.
6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $13,400 and $5,800 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 2001, aggregated $36,765,800 and $36,053,002, respectively. Increases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2001 aggregated $6,000,000.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended April 30, 2001, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                               STRATEGIC      HIGH
                                                INCOME       INCOME
                                               PORTFOLIO    PORTFOLIO      TOTAL
    -------------------------------------------------------------------------------
    Dividend income                           $   118,879  $   260,875  $   379,754
    Interest income                             7,392,075    3,028,897   10,420,972
    Expenses                                     (632,653)    (173,426)    (806,079)
    -------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $ 6,878,301  $ 3,116,346  $ 9,994,647
    -------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investment transactions
        (identified cost basis)               $(1,368,930) $(3,804,867) $(5,173,797)
       Financial futures contracts                585,798       15,066      600,864
       Interest rate swap contracts              (197,993)          --     (197,993)
       Foreign currency and forward foreign
        currency exchange contract
        transactions                              560,699           --      560,699
    -------------------------------------------------------------------------------
    NET REALIZED LOSS                         $  (420,426) $(3,789,801) $(4,210,227)
    -------------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation)
       Investments                            $  (109,255) $(1,268,476) $(1,377,731)
       Financial futures contracts               (187,050)          --     (187,050)
       Interest rate swap contracts               343,706           --      343,706
       Foreign currency and forward foreign
        currency exchange contracts                79,667      (58,461)      21,206
    -------------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)              $   127,068  $(1,326,937) $(1,199,869)
    -------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 98.1%

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------
Argentina -- 1.7%
------------------------------------------------------------------------------
Cablevision SA, 13.75%, 4/30/07                    $4,000,000     $  2,670,000
------------------------------------------------------------------------------
Total Argentina (identified cost $3,914,978)                      $  2,670,000
------------------------------------------------------------------------------
Brazil -- 5.5%
------------------------------------------------------------------------------
Republic of Brazil, 11.00%, 8/17/40                $2,000,000     $  1,519,930
Republic of Brazil, 14.50%, 10/15/09                7,000,000        7,420,035
------------------------------------------------------------------------------
Total Brazil (identified cost $9,439,304)                         $  8,939,965
------------------------------------------------------------------------------
Bulgaria -- 1.8%
------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
Series A, 6.313%, 7/28/24(1)                       $4,000,000     $  2,931,380
------------------------------------------------------------------------------
Total Bulgaria (identified cost $2,608,779)                       $  2,931,380
------------------------------------------------------------------------------
China -- 2.5%
------------------------------------------------------------------------------
China Mobile Ltd., 2.25%, 11/3/05(2)               $2,250,000     $  2,272,500
Tingyi (CI) Holdings Corp.,
1.625%, 7/17/02(2)                                  1,500,000        1,822,500
------------------------------------------------------------------------------
Total China (identified cost $3,890,000)                          $  4,095,000
------------------------------------------------------------------------------
Indonesia -- 0.5%
------------------------------------------------------------------------------
APP China Group Ltd., 14.00%, 3/15/10(3)           $2,000,000     $    140,000
APP Finance VI, 0.00%, 11/18/12(2)                  4,000,000           70,000
APP Finance VII, 3.50%, 4/30/03(2)(3)               2,000,000          150,000
DGS International Finance,
10.00%, 6/1/07                                      2,000,000          150,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07(3)                            1,000,000           90,000
Indah Kiat International Finance,
12.50%, 6/15/06(3)                                  1,000,000          245,000
------------------------------------------------------------------------------
Total Indonesia (identified cost $6,903,486)                      $    845,000
------------------------------------------------------------------------------
Mexico -- 1.1%
------------------------------------------------------------------------------
Alestra SA, Sr. Notes, 12.625%, 5/15/09            $2,000,000     $  1,690,000
------------------------------------------------------------------------------
Total Mexico (identified cost $1,802,046)                         $  1,690,000
------------------------------------------------------------------------------
Morocco -- 0.3%
------------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                DEM       1,433,333     $    537,186
------------------------------------------------------------------------------
Total Morocco (identified cost $711,992)                          $    537,186
------------------------------------------------------------------------------
New Zealand -- 1.0%
------------------------------------------------------------------------------
New Zealand Government, 6.00%, 11/15/11   NZD       4,000,000     $  1,571,853
------------------------------------------------------------------------------
Total New Zealand (identified cost $1,681,855)                    $  1,571,853
------------------------------------------------------------------------------
SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------
Philippines -- 0.3%
------------------------------------------------------------------------------
Bayan Telecommunications,
13.50%, 7/15/06(3)(4)                              $2,000,000     $    450,000
------------------------------------------------------------------------------
Total Philippines (identified cost $1,894,217)                    $    450,000
------------------------------------------------------------------------------
Poland -- 1.3%
------------------------------------------------------------------------------
Poland Government Bond, 8.50%, 2/12/05    PLN      10,000,000     $  2,148,708
------------------------------------------------------------------------------
Total Poland (identified cost $2,111,885)                         $  2,148,708
------------------------------------------------------------------------------
Russia -- 2.1%
------------------------------------------------------------------------------
Russia Federation, 2.5%, 3/31/30(1)(4)             $8,000,000     $  3,345,040
------------------------------------------------------------------------------
Total Russia (identified cost $3,324,706)                         $  3,345,040
------------------------------------------------------------------------------
Taiwan -- 5.2%
------------------------------------------------------------------------------
Hon Hai Precision, 0.00%, 11/15/05(2)(4)           $3,000,000     $  3,045,000
Macronix International Co.,
1.00%, 2/1/05(2)                                      500,000          562,500
Macronix International Co.,
1.00%, 2/1/05(2)(4)                                 1,500,000        1,687,500
Mosel Vitelic, Inc.,
1.00%, 2/2/05(2)(4)                                 3,000,000        3,142,500
------------------------------------------------------------------------------
Total Taiwan (identified cost $8,554,375)                         $  8,437,500
------------------------------------------------------------------------------
United Kingdom -- 0.0%
------------------------------------------------------------------------------
Esprit Telecom Group PLC,
11.00%, 6/15/08(3)                        DEM       2,000,000     $     31,751
------------------------------------------------------------------------------
Total United Kingdom (identified cost $1,117,630)
                                                                  $     31,751
------------------------------------------------------------------------------
United States -- 74.8%
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 15.9%
American Greetings, 6.10%, 8/1/28                  $1,000,000     $    756,070
AT & T Corp., 6.50%, 3/15/29                        4,000,000        3,320,240
Baltimore Natural Gas and Electric,
6.73%, 6/12/12                                        400,000          411,048
BellSouth Capital Funding,
6.04%, 11/15/26                                       300,000          302,046
Beneficial Corp., 8.40%, 5/15/08                      330,000          357,512
Coca-Cola Enterprise, Deb.,
7.00%, 10/1/26                                        375,000          389,842
Commercial Credit Corp., 7.875%, 2/1/25             2,000,000        2,149,800
Dayton Hudson, Medium Term Notes,
9.52%, 6/10/15                                        350,000          412,262
Eaton Corp., 8.875%, 6/15/19                          500,000          556,100
Ford Holdings, 9.30%, 3/1/30                        1,000,000        1,147,290
Ford Motor Co., 7.45%, 7/16/31                      2,000,000        1,951,640
General Motors Acceptance Corp.,
8.875%, 6/1/10                                      1,000,000        1,114,780
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                        350,000          366,499
Ingersoll-Rand Co., 6.48%, 6/1/25                   1,050,000        1,051,491
Ingersoll-Rand Co., Deb.,
6.443%, 11/15/27                                      120,000          116,636

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

United States (continued)
------------------------------------------------------------------------------
Johnson Controls, 7.70%, 3/1/15                    $1,500,000     $  1,591,935
Level 3 Communication Inc., Sr. Notes,
11.25%, 3/15/10                           EUR       4,000,000        2,342,076
Motorola, Inc., 6.50%, 9/1/25                         300,000          272,175
Motorola, Inc., 8.40%, 8/15/31                      1,500,000        1,497,765
NBD Bank N.A., 8.25%, 11/1/24                         610,000          670,256
Northwest National Gas, 6.80%, 5/21/07                250,000          254,805
Proctor & Gamble Co., 8.00%, 9/1/24                 1,500,000        1,669,140
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                       1,900,000        2,030,226
Willamette Industries, Deb.,
7.35%, 7/1/26                                          50,000           50,207
Worldcom, Inc., 7.75%, 4/1/27                       1,000,000          993,560
------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $27,273,685)
                                                                  $ 25,775,401
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 50.5%
Federal Home Loan Mortgage Corp.:
   7.95% with maturity at 2022                     $5,316,255     $  5,558,660
   8.00% with various maturities to 2021            3,629,751        3,786,262
   8.15% with maturity at 2021                      3,717,045        3,904,741
   8.30% with maturity at 2021                      4,640,905        4,909,270
   8.47% with maturity at 2018                      3,416,763        3,625,530
   8.50% with various maturities to 2019              975,232        1,035,827
   9.00% with maturity at 2019                        280,958          302,222
   9.25% with various maturities to 2016            3,060,632        3,268,025
   9.50% with maturity at 2015                      1,061,225        1,134,730
   9.75% with various maturities to 2020              707,962          764,401
   10.00% with maturity at 2021                     2,215,944        2,423,813
   10.50% with various maturities to
   2021                                             6,391,633        7,090,895
   11.00% with maturity at 2019                     1,175,680        1,297,654
   11.25% with maturity at 2010                       197,174          216,694
   12.50% with various maturities to
   2019                                             1,262,931        1,456,145
   12.75% with maturity at 2013                        80,545           91,954
   13.25% with maturity at 2013                        38,574           43,613
   13.50% with maturity at 2019                       163,948          190,409
------------------------------------------------------------------------------
                                                                  $ 41,100,845
------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00% with maturity at 2003                     $   15,228     $     15,137
   5.50% with maturity at 2012                          2,553            2,552
   7.00% with maturity at 2014                      2,820,370        2,917,250
   7.50% with various maturities to 2018            1,538,043        1,598,410
   8.00% with various maturities to 2019            1,247,643        1,308,593
   8.50% with various maturities to 2026            3,594,060        3,811,799
   9.00% with various maturities to 2021            3,130,000        3,352,725
   9.50% with various maturities to 2021            1,911,688        2,083,067
   10.50% with maturity at 2020                     1,192,906        1,327,449
SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

United States (continued)
------------------------------------------------------------------------------
   11.00% with maturity at 2025                    $  457,235     $    512,292
   11.50% with maturity at 2019                     1,054,689        1,191,096
   12.00% with maturity at 2015                       385,752          439,761
   12.50% with maturity at 2015                     2,548,888        2,934,360
   12.75% with maturity at 2014                        74,314           86,914
   13.00% with various maturities to
   2027                                             1,330,944        1,552,542
   13.25% with maturity at 2014                       145,438          172,718
   13.50% with various maturities to
   2015                                               684,542          793,179
   14.75% with maturity at 2012                     1,221,779        1,466,790
------------------------------------------------------------------------------
                                                                  $ 25,566,634
------------------------------------------------------------------------------
Government National Mortgage Association:
   6.50% with maturity at 2002                     $  342,604     $    342,906
   7.50% with maturity at 2017                        313,424          330,130
   7.75% with maturity at 2019                        449,754          470,137
   8.00% with maturity at 2021                        680,976          713,112
   8.30% with various maturities to 2020            3,684,186        3,915,793
   8.50% with various maturities to 2017            2,057,367        2,191,444
   9.00% with various maturities to 2016            1,011,261        1,084,202
   9.50% with maturity at 2021                      3,982,519        4,364,384
   12.50% with maturity at 2019                     1,385,209        1,600,973
   13.50% with maturity at 2014                       125,327          149,303
------------------------------------------------------------------------------
                                                                  $ 15,162,384
------------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost, $81,493,734)
                                                                  $ 81,829,863
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DEBENTURES -- 7.6%
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                     $6,000,000     $  5,865,720
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09                                     3,000,000        3,131,700
Federal National Mortgage Association,
6.25%, 5/15/29                                      3,500,000        3,372,565
------------------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $11,899,573)                                 $ 12,369,985
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.8%
United States Treasury Bond,
7.875%, 2/15/21(5)
(identified cost, $1,271,719)                      $1,000,000     $  1,226,950
------------------------------------------------------------------------------
Total United States (identified cost $121,938,711)
                                                                  $121,202,199
------------------------------------------------------------------------------
Total Bonds & Notes (identified cost, $169,893,964)
                                                                  $158,895,582
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

WARRANTS -- 0.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Indonesia -- 0.0%
------------------------------------------------------------------------------
Asia Pulp and Paper(6)                                  2,000     $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Total Indonesia (identified cost $0)                              $          0
------------------------------------------------------------------------------
Total Warrants (identified cost $0)                               $          0
------------------------------------------------------------------------------

U.S. COMMON STOCKS -- 2.4%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
REITS -- 2.4%
------------------------------------------------------------------------------
Archstone Communities Trust                            35,800     $    922,924
Duke-Weeks Realty Corp.                                36,500          840,960
Plum Creek Timber Co., Inc.                            31,400          789,082
Public Storage, Inc.                                   52,800        1,437,744
------------------------------------------------------------------------------
                                                                  $  3,990,710
------------------------------------------------------------------------------
Total U.S. Common Stocks (identified cost $3,558,534)
                                                                  $  3,990,710
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.4%

SECURITY                                         PRINCIPAL        VALUE
------------------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Islands,
4.50%, 5/1/01                                      $  600,000     $    600,000
------------------------------------------------------------------------------
Total Short-Term Investments (at amortized cost, $600,000)
                                                                  $    600,000
------------------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $174,052,498)                                 $163,486,292
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                          $ (1,476,367)
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $162,009,925
------------------------------------------------------------------------------

 REIT - Real Estate Investment Trust

 EUR - Euro Dollar

 DEM - Deutsche Mark

 PLN - Polish Zloty

 NZD - New Zealand Dollar
 (1)  Variable rate or step coupon security
 (2)  Convertible bond
 (3)  Defaulted security
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $174,052,498)        $163,486,292
Cash                                            87,487
Receivable for investments sold                234,814
Interest receivable                          2,693,267
Receivable for daily variation margin on
   open financial futures contracts             23,200
Receivable for open forward foreign
   currency contracts                          212,886
Prepaid expenses                                 1,349
------------------------------------------------------
TOTAL ASSETS                              $166,739,295
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,667,727
Payable to affiliate for Trustees' fees          1,388
Accrued expenses                                60,255
------------------------------------------------------
TOTAL LIABILITIES                         $  4,729,370
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $162,009,925
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $172,865,385
Net unrealized depreciation (computed on
   the basis of identified cost)           (10,855,460)
------------------------------------------------------
TOTAL                                     $162,009,925
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $ 7,392,075
Dividends                                     118,879
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,510,954
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   420,089
Administration fee                            118,905
Trustees' fees and expenses                     8,009
Legal and accounting services                  39,752
Custodian fee                                  38,732
Miscellaneous                                   7,166
-----------------------------------------------------
TOTAL EXPENSES                            $   632,653
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 6,878,301
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,368,930)
   Financial futures contracts                585,798
   Interest rate swap contracts              (197,993)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   560,699
-----------------------------------------------------
NET REALIZED LOSS                         $  (420,426)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (109,255)
   Financial futures contracts               (187,050)
   Interest rate swap contracts               343,706
   Foreign currency and forward foreign
      currency exchange contracts              79,667
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $   127,068
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (293,358)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 6,584,943
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       SIX MONTHS ENDED  YEAR ENDED
IN NET ASSETS                             APRIL 30, 2001    OCTOBER 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,878,301  $     13,115,602
   Net realized gain (loss)                       (420,426)        1,401,979
   Net change in unrealized
      appreciation (depreciation)                  127,068       (10,538,607)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      6,584,943  $      3,978,974
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     36,765,800  $     58,894,662
   Withdrawals                                 (36,053,002)      (58,443,527)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $        712,798  $        451,135
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      7,297,741  $      4,430,109
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    154,712,184  $    150,282,075
----------------------------------------------------------------------------
AT END OF PERIOD                          $    162,009,925  $    154,712,184
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                         YEAR ENDED OCTOBER 31,
                                  SIX MONTHS ENDED    -------------------------------------------------------------
                                  APRIL 30, 2001        2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.80%(1)        0.83%        0.86%        0.83%        0.86%        0.86%
   Net investment income                  8.67%(1)        8.36%        9.14%        8.31%        8.06%        8.62%
Portfolio Turnover                          26%             49%          47%          71%          77%          71%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $162,010        $154,712     $150,282     $138,446     $121,256     $132,407
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Debt securities (other than mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Equity securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised guide will require the Portfolio to amortize market premium on all fixed-income securities and to classify gains and losses realized on prepayment received on mortgage-backed securities, presently included in realized gains/losses, as part of interest income. Adopting this accounting policy will not alter the Portfolio's net assets, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 J Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2001, $12,345 in credits were used to reduce the Portfolio's custodian fee.

 L Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 M Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 2001, the fee was equivalent to 0.53% (annualized) of the Portfolio's average net assets for such period and amounted to $420,089. An administration fee, computed at an effective annual rate of 0.15% (annualized) of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $118,905 for the six months ended April 30, 2001.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolios are officers of the above organizations.
3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   April 30, 2001.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2001, the Portfolio had invested approximately 14.35% of its net assets or approximately $23,245,212 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2001 were as follows:

    PURCHASES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $17,380,214
    U.S. Government Securities                 36,876,519
    -----------------------------------------------------
                                              $54,256,733
    -----------------------------------------------------

    SALES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $25,489,850
    U.S. Government Securities                 12,634,311
    -----------------------------------------------------
                                              $38,124,161
    -----------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    SALES
    -----------------------------------------------------------------------------------------------------
    SETTLEMENT                                                           IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)                   DELIVER                                   (IN U.S. DOLLARS)   APPRECIATION
    -----------------------------------------------------------------------------------------------------
    6/6/01                    Hong Kong Dollar
                              85,700,000                                   $10,990,984        $    155
    5/16/01-                  Japanese Yen
    5/31/01                   1,533,179,110                                 12,540,084         101,434
    -----------------------------------------------------------------------------------------------------
                                                                           $23,531,068        $101,589
    -----------------------------------------------------------------------------------------------------

                                                  PURCHASES
    -----------------------------------------------------------------------------------------------------
    SETTLEMENT                                                               DELIVER       NET UNREALIZED
    DATE(S)                   IN EXCHANGE FOR                           (IN U.S. DOLLARS)   APPRECIATION
    -----------------------------------------------------------------------------------------------------
    5/7/01                    Australian Dollar
                              5,700,000                                    $2,794,511         $ 98,285
    5/21/01                   Euro Dollar
                              7,110,748                                     6,293,545           13,012
    -----------------------------------------------------------------------------------------------------
                                                                           $9,088,056         $111,297
    -----------------------------------------------------------------------------------------------------

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
    EXPIRATION                                                                         APPRECIATION
    DATE(S)                   CONTRACTS                                 POSITION      (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    6/01                      35 Euro-Bond                              Long            $ (61,258)
    6/01                      158 U.S. Treasury 5 Year Note             Long             (104,596)
    6/01                      205 U.S. Treasury Bond                    Long             (353,835)
    6/01                      13 Japanese 10 Year Bond                  Short              20,205
    ------------------------------------------------------------------------------------------------
                                                                                        $(499,484)
    ------------------------------------------------------------------------------------------------

   At April 30, 2001, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $174,723,809
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,186,089
    Gross unrealized depreciation              (13,423,606)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(11,237,517)
    ------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2001, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 25, 2001

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE STRATEGIC INCOME FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF STRATEGIC INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE STRATEGIC INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110






EATON VANCE STRATEGIC INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------

028-6/01                                                                   SISRC